Expense Example - Prospectus-Investor Class - Payden Emerging Markets Corporate Bond Fund - Investor Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	$ 1,620